DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets, liabilities, income, expenses and cash flows of discontinued operations

The major classes of line items constituting operating results of discontinued operations included in the Company's consolidated statements of comprehensive income (loss) were as follows.

	For the year ended
	2017	2018	2019(a)
	US$	US$	US$
Revenues	49,606	63,656	32,934
Cost of revenues	(11,736)	(12,566)	(6,615)
Operating expenses
Selling expenses	(8,625)	(11,686)	(5,916)
General and administrative expenses	(6,195)	(9,395)	(4,753)
Interest income	271	100	37
Realized gain on sale of available-for-sale securities	315	732	—
Government grants	129	211	33
Income from discontinued operations, before income taxes	23,765	31,052	15,720
Income tax expense	(3,090)	(4,543)	(2,539)
Income from discontinued operations, net of income taxes	20,675	26,509	13,181

(a)CIH financial results from January 1, 2019 to June 11, 2019.

The major classes of line items constituting assets and liabilities of discontinued operations were as follows as of December 31, 2018.

As of December 31,
2018
US$
ASSETS
Cash and cash equivalents	23,925
Accounts receivable, net	2,263
Prepayment and other current assets	101
Total current assets	26,289
Property and equipment, net	573
Total non-current assets	573
Total assets	26,862

LIABILITIES AND SHAREHOLDERS’ EQUITY
Deferred revenue	20,873
Accrued expenses and other payables	12,344
Income tax payable	2,110
Total current liabilities	35,327
Other non-current liabilities	2,258
Total non-current liabilities	2,258
Total liabilities	37,585

15.         DISCONTINUED OPERATIONS (continued)

Cash flows of the discontinued operations were as follows.

	For the year ended
	2017	2018	2019(a)
	US$	US$	US$
Net cash provided by operating activities	30,143	32,119	20,271
Net cash provided by (used in) investing activities	18	726	(1)
Net cash used in financing activities	(50,995)	(42,985)	(24,250)

(a) CIH financial results from January 1, 2019 to June 11, 2019.